Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 61.2%
Large-Cap 49.7%
Schwab Fundamental U.S. Large Company Index Fund	$125,143,200	$10,088,039	($6,480,605 )	$1,361,603	$4,426,047	$134,538,284	4,583,928	$2,165,060
Schwab S&P 500 Index Fund	253,374,917	15,829,038	(24,876,801)	7,340,682	20,388,149	272,055,985	2,775,798	3,130,691
Schwab U.S. Large-Cap Growth Index Fund	83,392,750	9,862,222	(18,618,313)	2,337,599	12,349,989	89,324,247	682,803	456,122
						495,918,516
Small-Cap 11.5%
Schwab Fundamental U.S. Small Company Index Fund	31,533,639	4,934,902	(2,126,546)	239,726	(191,188)	34,390,533	1,958,459	514,576
Schwab Small-Cap Index Fund	74,583,593	12,868,455	(7,921,793)	1,141,973	(50,545)	80,621,683	2,258,310	1,168,562
						115,012,216
						610,930,732

International Stocks 33.3%
Developed Markets 28.3%
Schwab Fundamental International Equity Index Fund	66,062,818	8,093,289	(11,064,045)	26,266	7,739,774	70,858,102	5,668,648	2,314,320
Schwab Fundamental International Small Equity Index Fund	46,650,235	4,975,844	(8,122,678)	291,704	6,254,833	50,049,938	3,294,927	2,110,650
Schwab International Index Fund	149,960,649	21,459,956	(25,422,676)	503,928	14,187,890	160,689,747	6,050,066	4,797,536
						281,597,787
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Equity Index Fund	46,448,230	8,291,771	(7,958,237)	(29,396)	3,422,507	50,174,875	4,755,912	2,141,901
						331,772,662

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	45,948,644	10,343,177	(3,665,328)	33,482	(2,874,140)	49,785,835	2,378,683	1,063,312
Total Affiliated Underlying Funds (Cost $483,514,377)	$923,098,675	$106,746,693	($116,257,022 )	$13,247,567	$65,653,316	$992,489,229		$19,862,730
Total Investments in Securities (Cost $483,514,377)						$992,489,229

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 51.9%
Large-Cap 43.2%
Schwab Fundamental U.S. Large Company Index Fund	$116,005,515	$8,533,842	($10,375,400 )	$2,208,308	$2,913,391	$119,285,656	4,064,247	$1,987,658
Schwab S&P 500 Index Fund	231,954,455	17,677,005	(36,499,199)	16,714,433	7,826,859	237,673,553	2,424,993	2,832,511
Schwab U.S. Large-Cap Growth Index Fund	70,539,765	7,554,799	(18,018,209)	2,341,570	9,684,351	72,102,276	551,156	382,111
						429,061,485
Small-Cap 8.7%
Schwab Fundamental U.S. Small Company Index Fund	25,095,679	3,869,741	(3,082,872)	288,103	(238,533)	25,932,118	1,476,772	405,584
Schwab Small-Cap Index Fund	58,649,840	9,870,754	(8,807,140)	1,585,699	(801,843)	60,497,310	1,694,603	910,013
						86,429,428
						515,490,913

International Stocks 24.0%
Developed Markets 20.7%
Schwab Fundamental International Equity Index Fund	50,599,951	5,177,020	(9,625,039)	27,374	5,612,743	51,792,049	4,143,364	1,755,490
Schwab Fundamental International Small Equity Index Fund	32,400,882	2,700,807	(6,336,751)	536,708	3,871,334	33,172,980	2,183,870	1,451,878
Schwab International Index Fund	118,044,327	13,967,588	(22,609,809)	746,715	10,559,964	120,708,785	4,544,758	3,725,350
						205,673,814
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Equity Index Fund	32,259,633	4,182,897	(5,370,124)	167,250	2,077,671	33,317,327	3,158,040	1,473,293
						238,991,141

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	38,302,734	7,235,516	(3,516,236)	(25,276)	(2,359,274)	39,637,464	1,893,811	871,552

Fixed Income 16.1%
Intermediate-Term Bond 16.1%
Schwab U.S. Aggregate Bond Index Fund	155,590,807	24,247,189	(19,683,530)	(2,837,624)	2,861,690	160,178,532	18,017,833	4,639,860

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$32,979,235	$1,076,025	$—	$—	$—	$34,055,260	34,055,260	$1,072,722
Total Affiliated Underlying Funds (Cost $553,252,776)	$962,422,823	$106,093,183	($143,924,309 )	$21,753,260	$42,008,353	$988,353,310		$21,508,022
Total Investments in Securities (Cost $553,252,776)						$988,353,310

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 38.9%
Large-Cap 32.9%
Schwab Fundamental U.S. Large Company Index Fund	$53,010,234	$4,945,433	($6,286,930 )	$1,023,232	$1,317,635	$54,009,604	1,840,191	$904,181
Schwab S&P 500 Index Fund	108,939,570	11,142,007	(21,454,612)	9,156,376	2,370,085	110,153,426	1,123,900	1,327,070
Schwab U.S. Large-Cap Growth Index Fund	32,381,765	4,224,943	(9,450,845)	1,188,845	4,317,557	32,662,265	249,673	174,618
						196,825,295
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	10,544,289	1,887,489	(1,704,287)	239,341	(214,202)	10,752,630	612,337	169,653
Schwab Small-Cap Index Fund	24,839,236	5,094,530	(5,274,801)	1,013,464	(627,473)	25,044,956	701,539	380,029
						35,797,586
						232,622,881

International Stocks 17.9%
Developed Markets 15.4%
Schwab Fundamental International Equity Index Fund	23,122,480	2,263,701	(4,901,236)	146,692	2,510,366	23,142,003	1,851,360	798,655
Schwab Fundamental International Small Equity Index Fund	14,920,953	1,156,589	(3,315,209)	345,538	1,675,171	14,783,042	973,209	661,087
Schwab International Index Fund	53,957,507	6,193,005	(10,924,162)	471,069	4,751,707	54,449,126	2,050,042	1,699,728
						92,374,171
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund	14,566,513	1,570,312	(2,061,856)	50,151	974,987	15,100,107	1,431,290	670,881
						107,474,278

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	17,314,416	2,884,740	(1,262,889)	8,694	(1,069,925)	17,875,036	854,039	394,019

Fixed Income 36.2%
Intermediate-Term Bond 35.2%
Schwab U.S. Aggregate Bond Index Fund	207,211,734	27,143,341	(23,681,246)	(3,175,311)	3,186,236	210,684,754	23,699,072	6,187,874
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	5,923,086	181,002	(288,243)	(20,396)	57,292	5,852,741	607,761	181,002
						216,537,495

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$20,711,686	$671,909	($600,000 )	$—	$—	$20,783,595	20,783,595	$668,660
Total Affiliated Underlying Funds (Cost $400,127,942)	$587,443,469	$69,359,001	($91,206,316 )	$10,447,695	$19,249,436	$595,293,285		$14,217,457
Total Investments in Securities (Cost $400,127,942)						$595,293,285

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 25.8%
Large-Cap 21.8%
Schwab Fundamental U.S. Large Company Index Fund	$12,190,850	$1,504,383	($2,495,661 )	$492,638	$27,735	$11,719,945	399,317	$205,218
Schwab S&P 500 Index Fund	26,407,511	2,954,461	(6,761,388)	3,375,761	(661,685)	25,314,660	258,287	317,481
Schwab U.S. Large-Cap Growth Index Fund	6,092,785	926,743	(2,200,255)	268,055	738,987	5,826,315	44,537	32,428
						42,860,920
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund	2,476,228	447,585	(600,599)	75,953	(61,790)	2,337,377	133,108	38,503
Schwab Small-Cap Index Fund	5,618,057	1,250,412	(1,473,997)	277,285	(211,347)	5,460,410	152,953	86,252
						7,797,787
						50,658,707

International Stocks 12.0%
Developed Markets 10.3%
Schwab Fundamental International Equity Index Fund	5,317,383	352,135	(1,185,267)	42,333	542,708	5,069,292	405,543	181,262
Schwab Fundamental International Small Equity Index Fund	3,415,238	318,360	(935,693)	117,040	327,469	3,242,414	213,457	150,335
Schwab International Index Fund	12,415,697	1,321,568	(3,041,471)	171,560	1,010,455	11,877,809	447,207	382,916
						20,189,515
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Equity Index Fund	3,380,089	401,265	(702,280)	41,743	171,370	3,292,187	312,056	151,650
						23,481,702

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,036,145	817,314	(666,897)	14,244	(263,140)	3,937,666	188,135	89,143

Fixed Income 56.2%
Intermediate-Term Bond 55.2%
Schwab U.S. Aggregate Bond Index Fund	112,414,593	11,793,968	(15,904,627)	(2,171,781)	2,145,263	108,277,416	12,179,687	3,286,724
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	2,087,569	61,251	(218,150)	(13,587)	26,164	1,943,247	201,791	61,251
						110,220,663

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.5%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$7,201,537	$231,752	($500,000 )	$—	$—	$6,933,289	6,933,289	$230,051
Total Affiliated Underlying Funds (Cost $154,218,762)	$203,053,682	$22,381,197	($36,686,285 )	$2,691,244	$3,792,189	$195,232,027		$5,213,214
Total Investments in Securities (Cost $154,218,762)						$195,232,027

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL25